Share capital (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended							12 Months Ended
	Sep. 19, 2025 USD ($)	Jun. 24, 2025 $ / shares	Jun. 24, 2025 USD ($) shares	Mar. 21, 2025 USD ($)	Sep. 20, 2024 USD ($)	May 24, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Apr. 30, 2025
Disclosure of classes of share capital [line items]
Proceeds from issuing shares									$ 26.8		$ 398.0
Shares issued on equity raise, net of share issuance costs									4.2		386.2
Proceeds on flow-through shares, net of share issuance cost									22.6		11.8
Flow-through share liability								$ 8.9	8.9	$ 3.2	3.2
Flow through share liability recognized in other expenses								$ 1.3	1.3
Dividends declared, amount per share | $ / shares								$ 0.01		$ 0.01
Dividends paid	$ 2.8			$ 2.8	$ 2.9		$ 2.6		$ 5.6		$ 5.5
Private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			465,394
Shares issued, price per share | $ / shares		$ 13.3
Proceeds from issuing shares			$ 4.5
Share issuance costs			0.3
Shares issued on equity raise, net of share issuance costs			$ 4.2
Underwriters Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						42,366,000
Shares issued, price per share | $ / shares						$ 9.5
Proceeds from issuing shares						$ 402.5
Transaction costs related to the offering						16.1
Net proceeds from issuing shares						386.4
Share issuance costs						0.2
Shares issued on equity raise, net of share issuance costs						$ 386.2
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares									465,394		42,366,000
Shares issued on equity raise, net of share issuance costs									$ 4.2		$ 386.2
Flow through shares, net of share issuance costs (shares) | shares									887,000		968,900
Copper Mountain Mine (BC) Ltd. [Member] | Mitsubishi Materials Corporation [Member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired												25.00%